Cover	Jun. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2026
Entity File Number	001-38635
Entity Registrant Name	RESIDEO TECHNOLOGIES, INC.
Entity Central Index Key	0001740332
Entity Tax Identification Number	82-5318796
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16100 N. 71st Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	480
Local Phone Number	573-5340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	REZI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false